Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 3,006	$ 2,597
Short-term, deposits	581	4
Estimate Fair Value [Member] | Senior Unsecured Convertible Bonds Issued on July 3, 2017 Tranche A [Member]
Long-term debt
Senior unsecured convertible bonds		1,030
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2,637	1,691
Short-term, deposits	581	4
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds Issued on July 3, 2017 Tranche B [Member]
Long-term debt
Senior unsecured convertible bonds	1,359	1,073
Estimate Fair Value [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds Issued on August 4, 2020 [Member]
Long-term debt
Senior unsecured convertible bonds	1,835	0
Estimate Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	583	718
Estimate Fair Value [Member] | Fair Value, Inputs, Level 3 [Member] | Senior Unsecured Convertible Bonds Issued on July 3, 2017 Tranche A [Member]
Long-term debt
Senior unsecured convertible bonds		1,030
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2,637	1,691
Short-term, deposits	581	4
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds Issued on July 3, 2017 Tranche B [Member]
Long-term debt
Senior unsecured convertible bonds	674	654
Carrying Amount [Member] | Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Convertible Bonds Issued on August 4, 2020 [Member]
Long-term debt
Senior unsecured convertible bonds	1,364	0
Carrying Amount [Member] | Fair Value, Inputs, Level 2 [Member]
Long-term debt
Bank loans (including current portion)	$ 583	718
Carrying Amount [Member] | Fair Value, Inputs, Level 3 [Member] | Senior Unsecured Convertible Bonds Issued on July 3, 2017 Tranche A [Member]
Long-term debt
Senior unsecured convertible bonds		$ 700